Other Expenses - Summary of Detailed Information About Other Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income Expense [abstract]
Merger and related costs	$ (170)	$ (84)
Defined Benefit Plans Curtailment Gain (Note 28)	157
Foreign exchange gain (loss)	10	(21)
Other expenses	(40)	(20)
Other (expenses) income	$ (43)	$ (125)